Other Current Liabilities (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Other Liabilities Current [Line Items]
Accrued expenses	$ 2,901,847	$ 1,316,086
Accrued professional service fees	1,032,931	352,892
Conference fee payable	169,339	77,457
Other payables	1,058,728	1,784,789
Deferred revenues	5,320,260	981,340
Other tax payable	1,468,789	550,386
Other liabilities, current	$ 11,951,894	$ 5,062,950